Party-In-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	The aggregate investment in the Plan Sponsor’s common stock was as follows:

	December 31, 2025		December 31, 2024
	Number of Shares	Fair Value	Number of Shares	Fair Value
Central Garden & Pet Company
Class A Common Stock	1,397,124	$40,782,050	1,349,249	$44,592,679
Central Garden & Pet Company
Common Stock	14,447	464,471	16,561	642,567
		$41,246,521		$45,235,246